Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended
	Jul. 29, 2026	Jun. 30, 2026	Jun. 30, 2025
Subsequent Event [Line Items]
Cash dividend		$ 19,579	$ 5,268
Dividends paid (dollars per share)		$ 0.10
Subsequent events
Subsequent Event [Line Items]
Dividends declared (dollars per share)	$ 0.79